Approved Plan Merger	12 Months Ended
Dec. 31, 2025
EBP 050
EBP, Schedule of Reportable Transaction [Line Items]
Approved Plan Merger	Approved Plan Merger
On September 29, 2025, the Company's Board of Directors approved the merger of the Hormel Foods Corporation Joint Earnings Profit Sharing Trust into the Plan. The merger is expected to be completed during the 2026 plan year and will result in the transfer of all of the assets and related participant account balances of the transferring plan to the Plan.
As of December 31, 2025, the Plan had not yet received any assets related to the merger. Accordingly, the accompanying financial statements do not reflect the effects of the approved merger.